Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.79%	2.53%
Net Unrealized Appreciation/(Depreciation)	$ 1,889,504	$ 7,297,674
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.04%	2.51%
Net Unrealized Appreciation/(Depreciation)	2,507,201	7,245,011
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.25%)	0.02%
Net Unrealized Appreciation/(Depreciation)	(617,697)	52,663
Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.01%	2.75%
Net Unrealized Appreciation/(Depreciation)	22,986	7,926,941
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		(0.06%)
Net Unrealized Appreciation/(Depreciation)		(175,907)
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.11%)	(0.30%)
Net Unrealized Appreciation/(Depreciation)	(252,629)	(852,934)
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.52%	(0.80%)
Net Unrealized Appreciation/(Depreciation)	1,267,400	(2,295,130)
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.01%
Net Unrealized Appreciation/(Depreciation)	23,242
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.03%
Net Unrealized Appreciation/(Depreciation)	81,500
Long Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.48%
Net Unrealized Appreciation/(Depreciation)	1,162,658
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.01%)	0.02%
Net Unrealized Appreciation/(Depreciation)	(19,440)	51,710
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.76%)	1.33%
Net Unrealized Appreciation/(Depreciation)	(1,849,278)	3,829,439
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%	(0.02%)
Net Unrealized Appreciation/(Depreciation)	5,670	(70,129)
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.37%	2.58%
Net Unrealized Appreciation/(Depreciation)	871,263	7,439,892
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.71%)	(0.09%)
Net Unrealized Appreciation/(Depreciation)	(1,717,870)	(269,086)
Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.03%	(0.24%)
Net Unrealized Appreciation/(Depreciation)	2,484,215	(681,930)
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.30%	(0.05%)
Net Unrealized Appreciation/(Depreciation)	731,816	(146,735)
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.24%
Net Unrealized Appreciation/(Depreciation)		687,063
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.10%)	(0.04%)
Net Unrealized Appreciation/(Depreciation)	(235,011)	(115,038)
Short Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.00%
Net Unrealized Appreciation/(Depreciation)		10,508
Short Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.00%
Net Unrealized Appreciation/(Depreciation)		14,063
Short Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		(0.04%)
Net Unrealized Appreciation/(Depreciation)		(139,609)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.03%	(0.01%)
Net Unrealized Appreciation/(Depreciation)	65,050	(18,670)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.50%	(0.46%)
Net Unrealized Appreciation/(Depreciation)	1,207,429	(1,340,658)
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.23%	0.03%
Net Unrealized Appreciation/(Depreciation)	548,958	98,528
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.07%	0.05%
Net Unrealized Appreciation/(Depreciation)	165,973	153,580
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.46%	0.11%
Net Unrealized Appreciation/(Depreciation)	$ 1,100,173	$ 321,749